Acquisition and sale of businesses and brands and purchase of non-controlling interests - Prior year acquisitions (Details) £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£) transaction instalment	Jun. 30, 2022 GBP (£)	Sep. 30, 2020 GBP (£)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 358	£ 88			£ 27
Number of transactions completed during the period, business combinations | transaction	3
Number of transactions completed during the period including provisions for contingent consideration, business combination | instalment	2
Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	£ 2	4			£ 0
Other businesses acquired
Disclosure of detailed information about business combination [line items]
Cash transferred	95	26
Deferred consideration paid for subsidiaries	(1)
Other businesses acquired | Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	2	4
Maximum | Other businesses acquired
Disclosure of detailed information about business combination [line items]
Contingent consideration	£ 86	£ 18
Aviation Gin and Davos Brands
Disclosure of detailed information about business combination [line items]
Cash transferred			£ 263	$ 337
Aviation Gin and Davos Brands | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration			£ 214	$ 275